Schedule I-Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Schedule I-Condensed Financial Information of the Parent Company [Abstract]
SCHEDULE I-FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE I- FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents the financial information of the parent company:

SCHEDULE I- BALANCE SHEETS

	As of June 30,
	2025	2024
ASSETS
Cash	$6,635,163	$3,566,438
Due from intercompany	12,069,820	409,820
Other receivables	-	9,395,453
Investment in subsidiaries	354,260	555,114
Total Assets	$19,059,243	$13,926,825

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$40,327	$52,827
Total Current Liabilities	40,327	52,827

Shareholders’ Equity
Ordinary shares ($0.0016 par value, 625,000,000 authorized, 20,784,142 and 1,687,500 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	33,255	2,700
Additional paid-in capital	22,412,245	14,578,800
Accumulated deficits	(3,426,584)	(707,502)
Total shareholders’ equity	19,018,916	13,873,998
Total liabilities and shareholders’ equity	$19,059,243	$13,926,825

*	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.

SCHEDULE I- STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended June 30,
	2025	2024	2023
Operating expenses:
General and administrative expenses	(523,720)	(722,872)	(362,880)
Equity (loss) income in subsidiaries	(2,194,797)	(25,670)	568,791
Net (loss) income	(2,718,517)	(748,542)	205,911
Comprehensive (loss) income	$(2,718,517)	$(748,542)	205,911

SCHEDULE I- STATEMENTS OF CASH FLOWS

	For the years Ended June 30,
	2025	2024	2023
Net cash (used in) operating activities	$(12,308,531)	$(769,797)	$(141,836)
Net cash provided by (used in) investing activities	9,677,256	(9,457,764)	—
Net cash provided by (used in) financing activities	5,700,000	13,783,523	(46,704)
Net increase (decrease) in cash	3,068,725	3,555,962	(188,540)
Cash at the beginning of the year	3,566,438	10,476	199,016
Cash at the end of the year	$6,635,163	$3,566,438	$10,476